Intangible assets	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Intangible assets

15.	Intangible assets

	Customer relationships	Trade names	Completed development technology	Product development in progress	Intellectual property and patents registration	Software	Total
2025	€’000	€’000	€’000	€’000	€’000	€’000	€’000
Cost
January 1, 2025	19,758	4,606	-	-	-	-	24,364
Additions	-	-	-	-	-	-	-
December 31, 2025	19,758	4,606	-	-	-	-	24,364

Amortisation
January 1, 2025	(329)	(77)	-	-	-	-	(406)
Amortisation charge	(1,976)	(461)					(2,436)
December 31, 2025	(2,305)	(537)	-	-	-	-	(2,842)

Net book value
At December 31, 2025	17,453	4,069	-	-	-	-	21,522

	Customer relationships	Trade names	Completed development technology	Product development in progress	Intellectual property and patents registration	Software	Total
2024	€’000	€’000	€’000	€’000	€’000	€’000	€’000
Cost
January 1, 2024	-	-	2,996	1,346	1,911	190	6,443
Additions	19,758	4,606		142	-	37	24,543
Reclassification			686	(686)	-	-	(0)
Disposal			-	-	-	(42)	(42)
Deconsolidation of entities			(3,682)	(803)	(1,911)	(185)	(6,580)
December 31, 2024	19,758	4,606	-	-	-	-	24,364
							-
Amortisation							-
January 1, 2024	-	-	(1,320)	-	(4)	(43)	(1,367)
Amortisation charge	(329)	(77)	(959)	-	(1)	(18)	(1,383)
Deconsolidation of entities			2,279	-	5	61	2,344
December 31, 2024	(329)	(77)	-	-	-	-	(406)

Net book value
At December 31, 2024	19,429	4,529	-	-	-	-	23,958

Customer relationships and trade names were identified and recognised as part of the purchase price allocation in respect of the acquisition of QIND.

In 2024, all intangible assets relating to the Group’s legacy hydrogen entities were derecognised following their deconsolidation due to insolvency.